Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 3,458	$ 2,978
Short term deposits	6,147	5,001
Prepaid expenses and other current assets	1,293	1,170
Short-term investment	11	8
Total current assets	10,909	9,157
NON-CURRENT ASSETS:
Operating lease right of use assets	87	84
Property, plant and equipment, net	36	42
Total non-current assets	123	126
Total assets	11,032	9,283
CURRENT LIABILITIES:
Trade payables	810	896
Current maturity of operating lease liability	44	48
Deferred revenues	783	783
Other accounts payable	596	775
Total current liabilities	2,233	2,502
NON-CURRENT LIABILITIES:
Long - term operating lease liability	22	14
Deferred revenues	1,903	2,295
Total long-term liabilities	1,925	2,309
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value - Authorized: 5,000,000,000 shares at June 30, 2023 and December 31, 2022; Issued and outstanding: 1,224,837,393 and 815,746,293 shares as of June 30, 2023 and December 31, 2022
Additional paid-in capital	160,814	154,192
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(155,067)	(150,847)
Total equity	6,874	4,472
Total liabilities and shareholders’ equity	$ 11,032	$ 9,283